Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 110,479	$ 117,043
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,387	33,387
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,864	2,024
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	12,250	14,697
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,821	15,982
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	23,205	23,576
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,953	3,780
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,345	1,036
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,051	2,157
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	8,584	8,801
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,547	4,609
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,948	3,028
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,998	3,407
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 526	$ 559